Contingent consideration - Disclosure in the movement of the liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 16, 2022
Disclosure of contingent consideration liabilities [line items]
Contingent consideration liability	R 356	R 417
Remeasurement of contingent consideration (c)	64	(61)	R (127)
Contingent consideration liability	589	R 356	R 417
Eva Copper operations and related assets
Disclosure of contingent consideration liabilities [line items]
Contingent consideration recognised as of acquisition date	R 185			R 169